STOCKHOLDERS' EQUITY/DEFICIENCY	6 Months Ended
Mar. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3     STOCKHOLDERS’EQUITY/DEFICIENCY

(A)   Common Stock Issued for Cash

On October 14, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).
On August 10, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On July 20, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On April 13, 2010, the Company issued 75,000 shares of common stock for $7,500 ($0.10/share).

On February 17, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On November 4, 2009, the Company issued 100,000 shares of common stock for $10,000 ($0.10/share).

During March and April 2009, the Company issued 275,000 shares of common stock for $27,500 ($0.10/share).

During October and November 2007, the Company issued 197,500 shares of common stock for $19,750 ($0.10/share).

During October 2007, the Company collected $85,000 ($0.10/share) for the sale of 850,000 shares of common stock made during the period from August 14, 2007 (inception) through September 30, 2007.

For the year ended September 30, 2007 the Company issued 390,000 shares of common stock for $39,000 ($0.10/share).

(B) In-Kind Contribution

For the six months ended March 31, 2011 a principal stockholder of the Company contributed services on behalf of the Company related to the acquisition of the intellectual property with a fair value of $287,000 (See Note 7).

For the six months ended March 31, 2011, a stockholder of the Company contributed services having a fair value of $2,600 (See Note 7).

For the year ended September 30, 2010, a stockholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the six months ended March 31, 2011, the Company recorded contributed interest expense having a fair value of $12,824 (See Note 4).

For the year ended September 30, 2010, the Company recorded contributed interest expense having a fair value of $25,506 (See Note 4).

For the year ended September 30, 2009, the Company recorded contributed interest expense having a fair value of $16,118 (See Note 4).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2008 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a shareholder of the Company contributed services having a fair value of $700 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a principal stockholder of the Company contributed cash of $100 (See Note 7).

(C) Stock Issued for Services and Intellectual Property

On March 28, 2011, the Company issued 3,010,000 shares of Company’s common stock, having a fair value of $13,394,500 on the grant date and 1,000,000 warrants having a fair value of $4,250,499(See Note 3(F)) in exchange for intellectual property.

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 7).

(D) Treasury Shares

During the year ended September 30, 2009, the Company re-purchased 1,424,731 shares of common stock for $53,000.

During the year ended September 30, 2008, the Company re-purchased 1,075,269 shares of common stock for $40,000.

(E) Subscription Receivable

On March 28, 2011, the Company entered into a stock subscription agreement for the sale of up to 1,000,000 shares of common stock in two installments.  The Company sold, in the first installment, an aggregate of 50,000 shares of common stock in exchange for a subscription receivable totaling $100,000 ($2/share), less $4,038 in stock offering costs. During the month of April 2010, the Company collected $100,000. (See Note 10)

(F)  Stock Warrants Issued for Intellectual Property

The following tables summarize all warrant grants for the three months ended March 31, 2011 and 2010, and the related changes during these periods are presented below.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2010	-	-
Granted	1,000,000	$0.20
Exercised	-
Expired	-
Balance at March 31, 2011	1,000,000
Warrants Exercisable at March 31, 2011	1,000,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011		$0.20

 The following table summarizes information about stock warrants for the Company as of March 31, 2011 and 2010:

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at March 31, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.92	$0.20	1,000,000	$0.20

On March 28, 2011, the Company granted 1,000,000 two year warrants having an exercise price of $0.20 per share. The options vest immediately.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	29.1%
Risk free interest rate:	0.25%
Expected dividends:	0%

2010 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at March 31, 2010	Weighted Average Exercise Price
$-	-	-	$-	-	$-

(G)  Conversion of Note Payable

During the six months ended March 31, 2011, a related party stockholder converted a $50,000 loan into 500,000 shares of common stock.  In addition, the Company recognized a $50,000 beneficial conversion upon the issuance of the note payable (See Note 5).